CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Cash flows from operating activities
Net income	$ 3,240	20,107	63,656	58,937
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,318	14,381	16,175	13,406
Share-based compensation	1,541	9,562	10,428	13,363
Foreign currency exchange loss/(income), net	219	1,361	(1,935)	1,845
Deferred taxation	(552)	(3,427)	3,533	474
Loss from disposal of property, plant and equipment	35	218	5	786
Dividend income from available-for-sale securities	(78)	(482)	(186)	(47)
Changes in operating assets and liabilities:
Accounts receivable, net	(608)	(3,772)	6,115	(23,808)
Prepaid expenses and other assets	(7,202)	(44,687)	20,901	(31,656)
Deferred revenue	10,196	63,260	15,187	32,026
Accounts payable	2,429	15,071	4,458	59
Accrued expenses and other current liabilities	1,417	8,795	18,887	(5,359)
Income tax payable	(514)	(3,189)	9,743	(2,341)
Net cash provided by operating activities	12,441	77,198	166,967	57,685
Cash flows from investing activities
Purchase of short-term deposits	(38,595)	(239,466)	(326,299)	(233,025)
Maturity of short-term deposits	54,202	336,299	233,025	404,500
Purchase of property, plant and equipment	(893)	(5,541)	(18,168)	(83,072)
Purchase of intangible assets			(305)
Consideration paid for a business combination				(4,500)
Proceeds from disposal of property, plant and equipment	2	14		57
Purchase of available-for-sale securities	(1,612)	(10,000)		(5,000)
Investment in equity investee	(1,781)	(11,048)
Net cash provided by/(used in) investing activities	11,323	70,258	(111,747)	78,960
Cash flows from financing activities
Issuance of ordinary shares upon exercise of share options, net of issuance cost	1,403	8,704	8,109	6,043
Payment of dividend to ordinary shareholders	(26,746)	(165,951)	(48,246)
Repurchase of ordinary shares	(4,252)	(26,380)	(33,097)	(63,702)
Net cash used in financing activities	(29,595)	(183,627)	(73,234)	(57,659)
Effect of exchange rate changes on cash and cash equivalents	69	415	(7,082)	(2,617)
Net increase/(decrease) in cash and cash equivalents	(5,762)	(35,756)	(25,096)	76,369
Cash and cash equivalents at beginning of year	37,490	232,613	257,709	181,340
Cash and cash equivalents at end of year	31,728	196,857	232,613	257,709
Supplemental disclosure of cash flow information
Income tax paid	$ (1,551)	(9,623)	(1,115)	(11,094)